Collaboration Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials	$ 6,989	$ 1,749
Work-in-process	690	0
Finished goods	2,675	0
Total collaboration inventories	$ 10,354	$ 1,749